ORDINARY SHARES AND STATUTORY RESERVE (Ordinary Shares) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 06, 2016 CNY (¥)	Mar. 27, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Jun. 30, 2017 USD ($)	Feb. 28, 2017 $ / shares	Mar. 07, 2016 $ / shares
Class of Stock [Line Items]
Ordinary shares issued upon exercise of share options and vesting of non-vested shares			1,898,391	2,106,043	3,015,872
Total consideration of Shares repurchased | ¥			¥ 161,342	¥ 44,406	¥ 49,355
Dividends Payable, Amount Per Share | $ / shares								$ 0.16	$ 0.15
Dividends, Common Stock, Cash | ¥	¥ 54,026	¥ 63,087
Treasury Shares [Member]
Class of Stock [Line Items]
Share repurchase plan, authorized amount					¥ 133,556		$ 30
Shares repurchased			1,755,666	648,867	926,113
Total consideration of Shares repurchased | ¥			¥ 161,342	¥ 44,406	¥ 49,355
Class A [Member]
Class of Stock [Line Items]
Ordinary shares authorized			860,000,000	860,000,000		860,000,000
Ordinary shares issued			52,340,176	48,735,228		23,712,758
Ordinary shares outstanding			49,009,530	47,160,248		23,712,758
Conversion of Class B ordinary shares into shares				1,679,647	18,158,128	1,689,190
Ordinary shares issued upon exercise of share options and vesting of non-vested shares				2,141,043	3,043,652
Class B [Member]
Class of Stock [Line Items]
Ordinary shares authorized			40,000,000	40,000,000		40,000,000
Ordinary shares issued			7,206,059	8,895,249		28,733,024
Ordinary shares outstanding			7,206,059	8,895,249		28,733,024
Conversion of Class B ordinary shares into shares						1,915,758